R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
DFA International Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25
Management Fee	[1]	0.40%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.61%
Total Annual Fund Operating Expenses	[1]	1.26%
[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Example
This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25	128	400

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
Portfolio Turnover
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2013, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,628 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
DFA International Value Portfolio Institutional Class Shares Total Returns (%)
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2004-December 2013
Highest Quarter	Lowest Quarter
33.93 (4/09-6/09)	-24.43 (10/08-12/08)

Periods ending December 31, 2013 Annualized Returns (%)
Average Annual Total Returns R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO		One Year	Five Years	Ten Years
Institutional Class	[1]	23.12%	12.98%	8.05%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		21.02%	12.49%	7.07%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.